UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04494
The Gabelli Asset Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Asset Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The Gabelli Asset Fund’s (the “Fund”) (Class AAA) total return was 17.8% compared with the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average of 15.6% and 15.8%, respectively.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

																Since
			Year to													Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	15 Year		20 Year		(3/3/86)
Gabelli Asset Fund Class AAA	17.82%		23.48%		(3.36)%		(1.77)%		4.49%		4.96%	9.77%		9.70%		11.83%
S&P 500 Index	15.59		19.27		(6.91)		(5.43)		1.01		(0.15)	7.62		7.99		9.27
Dow Jones Industrial Average	15.79		13.56		(7.35)		(3.34)		1.88		1.66	8.75		9.27		10.52
Nasdaq Composite Index	15.66		34.58		1.46		(2.05)		2.27		(2.54)	7.05		7.80		7.82
Class A	17.82		23.47		(3.36)		(1.77)		4.49		4.96	9.77		9.70		11.83
	11.04	(b)	16.37	(b)	(8.92	)(b)	(3.69	)(b)	3.26	(b)	4.34 (b)	9.34	(b)	9.37	(b)	11.53 (b)
Class B	17.57		22.76		(4.13)		(2.55)		3.71		4.50	9.45		9.45		11.62
	12.57	(c)	17.76	(c)	(8.92	)(c)	(3.54	)(c)	3.36	(c)	4.50	9.45		9.45		11.62
Class C	17.59		22.86		(4.04)		(2.48)		3.72		4.51	9.46		9.46		11.63
	16.59	(d)	21.86	(d)	(5.00	)(d)	(2.48)		3.72		4.51	9.46		9.46		11.63
Class I	17.88		23.70		(3.15)		(1.63)		4.58		5.00	9.80		9.72		11.85

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Asset Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.6%
	Aerospace — 1.2%
107,000	Herley Industries Inc.†	$1,396,350
12,000	Lockheed Martin Corp.	936,960
52,000	Northrop Grumman Corp.	2,691,000
2,070,000	Rolls-Royce Group plc†	15,574,954
90,000	The Boeing Co.	4,873,500

		25,472,764

	Agriculture — 1.2%
530,000	Archer-Daniels-Midland Co.	15,486,600
88,058	Monsanto Co.	6,815,689
3,000	Potash Corp. of Saskatchewan Inc.	271,020
29,000	The Mosaic Co.	1,394,030

		23,967,339

	Automotive — 1.0%
407,000	Navistar International Corp.†	15,229,940
101,250	PACCAR Inc.	3,818,138
3,400	Volkswagen AG	558,888

		19,606,966

	Automotive: Parts and Accessories — 3.0%
192,000	BorgWarner Inc.	5,809,920
238,000	CLARCOR Inc.	7,463,680
300,000	Dana Holding Corp.†	2,043,000
480,000	Genuine Parts Co.	18,268,800
400,000	Johnson Controls Inc.	10,224,000
174,000	Midas Inc.†	1,635,600
245,000	Modine Manufacturing Co.	2,271,150
190,000	O’Reilly Automotive Inc.†	6,866,600
280,000	Standard Motor Products Inc.	4,256,000
128,500	Superior Industries International Inc.	1,824,700
50,000	Tenneco Inc.†	652,000

		61,315,450

	Aviation: Parts and Services — 2.7%
900,000	BBA Aviation plc	2,276,897
480,000	Curtiss-Wright Corp.	16,382,400
600,000	GenCorp Inc.†	3,216,000
110,000	Kaman Corp.	2,417,800
299,000	Precision Castparts Corp.	30,459,130
40,000	The Fairchild Corp., Cl. A†	480

		54,752,707

	Broadcasting — 0.9%
335,000	CBS Corp., Cl. A, Voting	4,040,100
20,000	Cogeco Inc.	476,159
26,666	Corus Entertainment Inc., Cl. B, New York	453,055
13,334	Corus Entertainment Inc., Cl. B, Toronto	226,914
108,900	Fisher Communications Inc.†	1,979,802
843	Granite Broadcasting Corp.† (a)	0
230,000	Liberty Media Corp. — Capital, Cl. A†	4,811,600
380,000	LIN TV Corp., Cl. A†	1,797,400
33,000	Sinclair Broadcast Group Inc., Cl. A	118,140
400,000	Television Broadcasts Ltd.	1,723,860
180,000	Tokyo Broadcasting System Holdings Inc.	3,061,995

		18,689,025

	Business Services — 1.4%
28,000	ACCO Brands Corp.†	202,160
37,450	Ascent Media Corp., Cl. A†	958,720
97,300	Clear Channel Outdoor Holdings Inc., Cl. A†	681,100
194,000	Ecolab Inc.	8,968,620
64,000	Landauer Inc.	3,518,720
21,500	MasterCard Inc., Cl. A	4,346,225
105,000	Monster Worldwide Inc.†	1,835,400
3,000	The Brink’s Co.	80,730
870,000	The Interpublic Group of Companies Inc.†	6,542,400
17,000	Visa Inc., Cl. A	1,174,870

		28,308,945

	Cable and Satellite — 6.4%
1,990,000	Cablevision Systems Corp., Cl. A	47,262,500
170,000	Comcast Corp., Cl. A	2,871,300
50,000	Comcast Corp., Cl. A, Special	804,000
235,000	DISH Network Corp., Cl. A†	4,526,100
37,540	EchoStar Corp., Cl. A†	692,989
320,096	Liberty Global Inc., Cl. A†	7,224,567
260,000	Liberty Global Inc., Cl. C†	5,839,600
1,150,000	Rogers Communications Inc., Cl. B, New York	32,430,000
50,000	Rogers Communications Inc., Cl. B, Toronto	1,411,759
230,000	Scripps Networks Interactive Inc., Cl. A	8,498,500
120,000	Shaw Communications Inc., Cl. B	2,172,138
155,000	Shaw Communications Inc., Cl. B, Non-Voting	2,791,550
450,000	The DIRECTV Group Inc.†	12,411,000
58,000	Time Warner Cable Inc.	2,499,220

		131,435,223

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	824,774

	Communications Equipment — 1.2%
540,000	Corning Inc.	8,267,400
180,000	Motorola Inc.	1,546,200
200,000	Portugal Telecom SGPS SA	2,117,478
390,000	Thomas & Betts Corp.†	11,731,200

		23,662,278

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	$322,012

	Computer Software and Services — 0.9%
225,000	Diebold Inc.	7,409,250
1,600	eBay Inc.†	37,776
47,000	Metavante Technologies Inc.†	1,620,560
100,000	NCR Corp.†	1,382,000
90,000	Rockwell Automation Inc.	3,834,000
280,000	Yahoo! Inc.†	4,986,800

		19,270,386

	Consumer Products — 5.2%
49,000	Alberto-Culver Co.	1,356,320
12,000	Altria Group Inc.	213,720
11,000	Christian Dior SA	1,086,543
254,000	Church & Dwight Co. Inc.	14,411,960
30,000	Clorox Co.	1,764,600
320,000	Eastman Kodak Co.	1,529,600
266,000	Energizer Holdings Inc.†	17,646,440
120,000	Fortune Brands Inc.	5,157,600
3,400	Givaudan SA	2,549,262
35,000	Harley-Davidson Inc.	805,000
45,000	Mattel Inc.	830,700
30,000	National Presto Industries Inc.	2,595,300
12,000	Philip Morris International Inc.	584,880
50,000	Reckitt Benckiser Group plc	2,443,585
125,000	Sally Beauty Holdings Inc.†	888,750
55,000	Svenska Cellulosa AB, Cl. B	745,552
1,080,000	Swedish Match AB	21,688,769
10,000	Syratech Corp.†	296
495,000	The Procter & Gamble Co.	28,670,400
36,000	Wolverine World Wide Inc.	894,240

		105,863,517

	Consumer Services — 1.0%
3,000	Brink’s Home Security Holdings Inc.†	92,370
175,000	IAC/InterActiveCorp.†	3,533,250
500,000	Liberty Media Corp. — Interactive, Cl. A†	5,485,000
650,000	Rollins Inc.	12,252,500

		21,363,120

	Diversified Industrial — 5.7%
16,000	Acuity Brands Inc.	515,360
5,000	Anixter International Inc.†	200,550
75,403	Contax Participacoes SA, ADR	165,133
452,000	Cooper Industries plc, Cl. A	16,981,640
425,000	Crane Co.	10,969,250
110,000	Gardner Denver Inc.†	3,836,800
394,000	Greif Inc., Cl. A	21,689,700
440,000	Honeywell International Inc.	16,346,000
25,000	Ingersoll-Rand plc	766,750
575,000	ITT Corp.	29,986,250
228,500	Katy Industries Inc.†	319,900
200,000	Magnetek Inc.†	312,000
240,000	Myers Industries Inc.	2,584,800
52,000	Pentair Inc.	1,535,040
53,333	Smiths Group plc	757,310
160,000	Textron Inc.	3,036,800
110,000	Trinity Industries Inc.	1,890,900
120,000	Tyco International Ltd.	4,137,600

		116,031,783

	Electronics — 1.5%
9,600	Chemring Group plc	374,966
2,000	Hitachi Ltd., ADR†	61,160
115,000	Intel Corp.	2,250,550
10,000	Kyocera Corp., ADR	917,600
390,000	LSI Corp.†	2,141,100
24,000	Molex Inc., Cl. A	450,960
14,000	Rovi Corp.†	470,400
45,500	Samsung Electronics Co. Ltd., OTC, GDR (b)	15,736,261
50,000	Sony Corp., ADR	1,460,000
215,000	Texas Instruments Inc.	5,093,350
65,000	Tyco Electronics Ltd.	1,448,200

		30,404,547

	Energy and Utilities — 8.0%
22,000	AGL Resources Inc.	775,940
138,000	Allegheny Energy Inc.	3,659,760
240,000	BP plc, ADR	12,775,200
25,000	CH Energy Group Inc.	1,107,750
340,000	Chevron Corp.	23,946,200
355,000	ConocoPhillips	16,031,800
25,000	Constellation Energy Group Inc.	809,250
122,000	Devon Energy Corp.	8,214,260
5,200	Diamond Offshore Drilling Inc.	496,704
100,000	DPL Inc.	2,610,000
15,000	DTE Energy Co.	527,100
140,000	Duke Energy Corp.	2,203,600
25,000	Edison International	839,500
500,000	El Paso Corp.	5,160,000
250,000	El Paso Electric Co.†	4,417,500
100,000	EOG Resources Inc.	8,351,000
323,000	Exxon Mobil Corp.	22,161,030
15,000	FPL Group Inc.	828,450
150,000	Great Plains Energy Inc.	2,692,500
210,000	Halliburton Co.	5,695,200
130,000	Mirant Corp., Escrow† (a)	0
22,086	NiSource Inc.	306,775
175,000	Northeast Utilities	4,154,500
30,000	NSTAR	954,600
45,000	Oceaneering International Inc.†	2,553,750
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
500	PetroChina Co. Ltd., ADR	$56,875
53,000	Petroleo Brasileiro SA, ADR	2,432,700
100,000	Progress Energy Inc., CVO†	23,000
235,000	Rowan Companies Inc.	5,421,450
50,000	Royal Dutch Shell plc, Cl. A, ADR	2,859,500
120,000	SJW Corp.	2,742,000
260,000	Southwest Gas Corp.	6,650,800
290,000	Spectra Energy Corp.	5,492,600
110,000	The AES Corp.†	1,630,200
45,000	Transocean Ltd.†	3,848,850
16,666	UIL Holdings Corp.	439,816
145,000	Weatherford International Ltd.†	3,005,850

		165,876,010

	Entertainment — 5.8%
8,010	Chestnut Hill Ventures† (a)	270,177
373,000	Discovery Communications Inc., Cl. A†	10,775,970
374,500	Discovery Communications Inc., Cl. C†	9,748,235
38,000	DreamWorks Animation SKG Inc., Cl. A†	1,351,660
740,000	Grupo Televisa SA, ADR	13,756,600
1,060,000	Liberty Media Corp. — Entertainment, Cl. A†	32,976,600
2,000	Nintendo Co. Ltd.	512,449
140,000	Rank Group plc†	199,690
20,000	Regal Entertainment Group, Cl. A	246,400
35,000	The Walt Disney Co.	961,100
552,001	Time Warner Inc.	15,886,589
100,000	Triple Crown Media Inc.†	750
500,000	Viacom Inc., Cl. A†	14,725,000
545,000	Vivendi	16,863,769
50,000	World Wrestling Entertainment Inc., Cl. A	700,500

		118,975,489

	Environmental Services — 1.4%
555,000	Republic Services Inc.	14,746,350
500,000	Waste Management Inc.	14,910,000

		29,656,350

	Equipment and Supplies — 6.9%
688,000	AMETEK Inc.	24,018,080
6,000	Amphenol Corp., Cl. A	226,080
100,000	CIRCOR International Inc.	2,826,000
150,000	Crown Holdings Inc.†	4,080,000
175,000	CTS Corp.	1,627,500
4,000	Danaher Corp.	269,280
405,000	Donaldson Co. Inc.	14,025,150
20,000	Fedders Corp.† (a)	0
364,000	Flowserve Corp.	35,868,560
200,000	Gerber Scientific Inc.†	1,196,000
240,000	GrafTech International Ltd.†	3,528,000
762,000	IDEX Corp.	21,297,900
150,000	Interpump Group SpA†	960,877
200,000	Lufkin Industries Inc.	10,636,000
70,000	Met-Pro Corp.	678,300
20,000	Sealed Air Corp.	392,600
2,000	SL Industries Inc.†	16,000
130,000	Tenaris SA, ADR	4,630,600
100,000	The Manitowoc Co. Inc.	947,000
115,000	The Weir Group plc	1,245,166
29,000	Valmont Industries Inc.	2,470,220
365,000	Watts Water Technologies Inc., Cl. A	11,041,250

		141,980,563

	Financial Services — 7.2%
15,500	Alleghany Corp.†	4,015,275
440,000	American Express Co.	14,916,000
28,000	Ameriprise Financial Inc.	1,017,240
32,000	Argo Group International Holdings Ltd.†	1,077,760
100,000	Artio Global Investors Inc.†	2,615,000
150,000	Bank of America Corp.	2,538,000
214	Berkshire Hathaway Inc., Cl. A†	21,614,000
73,000	BKF Capital Group Inc.†	78,840
15,000	Calamos Asset Management Inc., Cl. A	195,900
240,000	Citigroup Inc.	1,161,600
35,000	Commerzbank AG†	443,800
105,000	Commerzbank AG, ADR†	1,333,500
150,000	Deutsche Bank AG	11,515,500
190,000	Federal National Mortgage Association†	288,800
37,000	Fortress Investment Group LLC, Cl. A†	192,400
110,000	H&R Block Inc.	2,021,800
7,000	HSBC Holdings plc, ADR	401,450
33,000	Interactive Brokers Group Inc., Cl. A†	655,710
310,000	Janus Capital Group Inc.	4,395,800
120,051	JPMorgan Chase & Co.	5,260,635
400,000	Legg Mason Inc.	12,412,000
75,000	Leucadia National Corp.†	1,854,000
55,000	Loews Corp.	1,883,750
30,000	M&T Bank Corp.	1,869,600
180,000	Marsh & McLennan Companies Inc.	4,451,400
170,000	NewAlliance Bancshares Inc.	1,819,000
52,000	PNC Financial Services Group Inc.	2,526,680
107,137	Popular Inc.	303,198
2,500	Prudential Financial Inc.	124,775
6,000	Royal Bank of Canada	321,420
13,000	Seacoast Banking Corp. of Florida	32,760
85,000	State Street Corp.	4,471,000
20,000	SunTrust Banks Inc.	451,000
60,000	T. Rowe Price Group Inc.	2,742,000
240,000	The Bank of New York Mellon Corp.	6,957,600
40,000	The Blackstone Group LP	568,000
10,000	The Charles Schwab Corp.	191,500
7,200	The Goldman Sachs Group Inc.	1,327,320
20,000	The Phoenix Companies Inc.†	65,000
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
30,000	The Travelers Companies Inc.	$1,476,900
70,866	Tree.com Inc.†	535,038
19,000	Unitrin Inc.	370,310
8,500	Value Line Inc.	262,395
4,000	Virtus Investment Partners Inc.†	62,440
200,000	Waddell & Reed Financial Inc., Cl. A	5,690,000
668,000	Wells Fargo & Co.	18,824,240

		147,332,336

	Food and Beverage — 13.5%
345,000	Brown-Forman Corp., Cl. A	17,619,150
86,250	Brown-Forman Corp., Cl. B	4,158,975
160,000	Cadbury plc, ADR	8,193,600
150,000	Campbell Soup Co.	4,893,000
275,000	China Mengniu Dairy Co. Ltd.†	703,995
60,000	Coca-Cola Enterprises Inc.	1,284,600
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	434,940
390,000	Constellation Brands Inc., Cl. A†	5,908,500
320,000	Corn Products International Inc.	9,126,400
360,000	Danone	21,693,983
355,000	Davide Campari — Milano SpA	3,184,485
200,000	Dean Foods Co.†	3,558,000
210,000	Del Monte Foods Co.	2,431,800
316,000	Diageo plc, ADR	19,430,840
2,000	Diamond Foods Inc.	63,440
165,000	Dr. Pepper Snapple Group Inc.†	4,743,750
70,000	Farmer Brothers Co.	1,449,000
310,000	Flowers Foods Inc.	8,149,900
74,000	Fomento Economico Mexicano SAB de CV, ADR	2,815,700
332,000	General Mills Inc.	21,374,160
900,000	Grupo Bimbo SAB de CV, Cl. A	5,012,447
155,000	H.J. Heinz Co.	6,161,250
92,000	Heineken NV	4,241,483
220,000	ITO EN Ltd.	4,073,303
35,000	ITO EN Ltd., Preference	380,939
68,000	Kellogg Co.	3,347,640
83,000	Kerry Group plc, Cl. A	2,368,444
240,000	Kikkoman Corp.	2,989,138
110,000	Kraft Foods Inc., Cl. A	2,889,700
32,000	LVMH Moet Hennessy Louis Vuitton SA	3,218,450
8,000	MEIJI Holdings Co. Ltd.†	341,336
210,000	Morinaga Milk Industry Co. Ltd.	1,048,070
90,000	Nestlé SA	3,835,183
220,000	NISSIN FOODS HOLDINGS CO. LTD.	8,455,411
590,000	PepsiAmericas Inc.	16,850,400
163,000	PepsiCo Inc.	9,561,580
97,000	Pernod-Ricard SA	7,703,392
155,000	Ralcorp Holdings Inc.†	9,062,850
88,000	Remy Cointreau SA	3,681,047
310,000	The Coca-Cola Co.	16,647,000
10,000	The Hain Celestial Group Inc.†	191,700
98,000	The Hershey Co.	3,808,280
20,000	The J.M. Smucker Co.	1,060,200
172,777	Tootsie Roll Industries Inc.	4,108,637
285,000	Tyson Foods Inc., Cl. A	3,599,550
415,000	YAKULT HONSHA Co. Ltd.	11,072,523

		276,928,171

	Health Care — 3.5%
20,000	Abbott Laboratories	989,400
51,000	Allergan Inc.	2,894,760
44,000	Amgen Inc.†	2,650,120
85,000	AngioDynamics Inc.†	1,171,300
12,000	ArthroCare Corp.†	244,680
42,000	Baxter International Inc.	2,394,420
6,000	Becton, Dickinson and Co.	418,500
51,000	Biogen Idec Inc.†	2,576,520
145,000	Boston Scientific Corp.†	1,535,550
150,000	Bristol-Myers Squibb Co.	3,378,000
6,500	Cephalon Inc.†	378,560
15,000	Cepheid Inc.†	198,300
67,000	Chemed Corp.	2,940,630
40,000	CONMED Corp.†	766,800
15,000	Covidien plc	648,900
10,000	DENTSPLY International Inc.	345,400
40,000	Eli Lilly & Co.	1,321,200
45,600	Exactech Inc.†	717,744
40,000	Henry Schein Inc.†	2,196,400
10,000	Hospira Inc.†	446,000
15,000	Inverness Medical Innovations Inc.†	580,950
125,000	Johnson & Johnson	7,611,250
15,000	Laboratory Corp. of America Holdings†	985,500
80,000	Life Technologies Corp.†	3,724,000
15,000	Mead Johnson Nutrition Co., Cl. A	676,650
90,000	Medco Health Solutions Inc.†	4,977,900
10,000	Nobel Biocare Holding AG	330,985
17,000	Orthofix International NV†	499,630
125,000	Pain Therapeutics Inc.†	632,500
60,000	Patterson Companies Inc.†	1,635,000
70,000	Pfizer Inc.	1,158,500
220,000	Schering-Plough Corp.	6,215,000
2,000	Stryker Corp.	90,860
240,000	Tenet Healthcare Corp.†	1,411,200
60,000	UnitedHealth Group Inc.	1,502,400
40,000	Watson Pharmaceuticals Inc.†	1,465,600
34,000	William Demant Holding A/S†	2,526,415
8,000	Wright Medical Group Inc.†	142,880
160,900	Wyeth	7,816,522
3,000	Young Innovations Inc.	78,930
10,000	Zimmer Holdings Inc.†	534,500

		72,810,356

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 2.1%
16,000	Accor SA	$890,658
199,000	Aruze Corp.†	3,256,626
18,000	Churchill Downs Inc.	693,000
360,000	Gaylord Entertainment Co.†	7,236,000
34,000	Home Inns & Hotels Management Inc., ADR†	1,014,900
20,000	Host Hotels & Resorts Inc.	235,400
190,000	International Game Technology	4,081,200
70,000	Interval Leisure Group Inc.†	873,600
1,530,000	Ladbrokes plc	4,582,273
130,000	Las Vegas Sands Corp.†	2,189,200
4,400,000	Mandarin Oriental International Ltd.	5,852,000
285,000	MGM Mirage†	3,431,400
52,000	Orient-Express Hotels Ltd., Cl. A	598,520
135,000	Pinnacle Entertainment Inc.†	1,375,650
100,000	Starwood Hotels & Resorts Worldwide Inc.	3,303,000
1,000,000	The Hongkong & Shanghai Hotels Ltd.	1,295,476
20,000	Wyndham Worldwide Corp.	326,400
20,000	Wynn Resorts Ltd.†	1,417,800

		42,653,103

	Machinery — 2.6%
155,000	Baldor Electric Co.	4,237,700
140,000	Caterpillar Inc.	7,186,200
510,000	CNH Global NV†	8,710,800
756,000	Deere & Co.	32,447,520
18,524	Mueller Water Products Inc., Cl. A	101,512

		52,683,732

	Manufactured Housing and Recreational Vehicles — 0.2%
32,000	Cavco Industries Inc.†	1,136,000
178,300	Coachmen Industries Inc.†	240,705
35,000	Huttig Building Products Inc.†	28,700
30,000	Nobility Homes Inc.	272,400
79,000	Skyline Corp.	1,782,240

		3,460,045

	Metals and Mining — 2.5%
6,000	Agnico-Eagle Mines Ltd.	407,100
180,000	Alcoa Inc.	2,361,600
375,000	Barrick Gold Corp.	14,212,500
91,000	Freeport-McMoRan Copper & Gold Inc.	6,243,510
100,000	Ivanhoe Mines Ltd.†	1,279,000
8,000	James River Coal Co.†	152,880
50,000	Kinross Gold Corp.	1,085,000
52,000	New Hope Corp. Ltd.	263,778
550,000	Newmont Mining Corp.	24,211,000
30,000	Peabody Energy Corp.	1,116,600

		51,332,968

	Publishing — 3.1%
80,000	Belo Corp., Cl. A	432,800
1,700,000	Il Sole 24 Ore	5,933,183
180,000	Independent News & Media plc†	52,681
405,000	Media General Inc., Cl. A	3,462,750
80,000	Meredith Corp.	2,395,200
3,500,000	News Corp., Cl. A	41,965,000
24,000	News Corp., Cl. B	335,760
15,000	PRIMEDIA Inc.	37,800
190,000	The E.W. Scripps Co., Cl. A†	1,425,000
260,000	The McGraw-Hill Companies Inc.	6,536,400
68,000	The New York Times Co., Cl. A	552,160

		63,128,734

	Real Estate — 0.5%
11,000	Brookfield Asset Management Inc., Cl. A	249,810
103,000	Griffin Land & Nurseries Inc.	3,296,000
36,000	ProLogis	429,120
250,000	The St. Joe Co.†	7,280,000

		11,254,930

	Retail — 2.3%
3,000	Aaron’s Inc.	79,200
60,750	Aaron’s Inc., Cl. A	1,239,604
250,000	AutoNation Inc.†	4,520,000
13,500	AutoZone Inc.†	1,973,970
236,000	Coldwater Creek Inc.†	1,935,200
117,000	Costco Wholesale Corp.	6,605,820
175,000	CVS Caremark Corp.	6,254,500
55,000	HSN Inc.†	895,400
210,000	Macy’s Inc.	3,840,900
30,000	Safeway Inc.	591,600
30,000	SUPERVALU Inc.	451,800
280,000	The Great Atlantic & Pacific Tea Co. Inc.†	2,494,800
118,000	The Kroger Co.	2,435,520
30,000	Ticketmaster Entertainment Inc.†	350,700
65,000	Wal-Mart Stores Inc.	3,190,850
118,000	Walgreen Co.	4,421,460
75,000	Whole Foods Market Inc.†	2,286,750
200,000	Winn-Dixie Stores Inc.†	2,624,000

		46,192,074

	Specialty Chemicals — 1.4%
17,000	Ashland Inc.	734,740
250,000	Chemtura Corp.†	232,500
550,000	Ferro Corp.	4,895,000
120,000	General Chemical Group Inc.†	3,420
136,000	H.B. Fuller Co.	2,842,400
160,000	International Flavors & Fragrances Inc.	6,068,800
32,500	Material Sciences Corp.†	63,375
606,000	Omnova Solutions Inc.†	3,926,880
322,000	Sensient Technologies Corp.	8,941,940
70,000	Zep Inc.	1,137,500

		28,846,555

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications — 4.0%
2,000	AboveNet Inc.†	$97,520
145,000	AT&T Inc.	3,916,450
14,000	Brasil Telecom Participacoes SA, ADR	746,200
62,000	CenturyTel Inc.	2,083,200
680,000	Cincinnati Bell Inc.†	2,380,000
27,000	Clearwire Corp., Cl. A†	219,510
360,000	Deutsche Telekom AG, ADR	4,917,600
34,000	France Telecom SA, ADR	915,280
70,000	Frontier Communications Corp.	527,800
31,800	Hellenic Telecommunications Organization SA	525,843
8,500	Hellenic Telecommunications Organization SA, ADR	71,060
500,000	Qwest Communications International Inc.	1,905,000
480,000	Sprint Nextel Corp.†	1,896,000
75,403	Tele Norte Leste Participacoes SA, ADR	1,416,822
3,450,935	Telecom Italia SpA	6,054,892
210,000	Telecom Italia SpA, ADR	3,681,300
94,000	Telefonica SA, ADR	7,793,540
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	697,600
590,000	Telephone & Data Systems Inc.	18,295,900
500,000	Telephone & Data Systems Inc., Special	14,840,000
40,000	Telmex Internacional SAB de CV, ADR	558,000
30,000	tw telecom inc.†	403,500
237,000	Verizon Communications Inc.	7,173,990
35,000	Windstream Corp.	354,550

		81,471,557

	Transportation — 0.4%
105,000	AMR Corp.†	834,750
280,000	GATX Corp.	7,826,000
4,000	Kansas City Southern†	105,960
30,000	Providence and Worcester Railroad Co.	308,400

		9,075,110

	Wireless Communications — 0.9%
95,000	America Movil SAB de CV, Cl. L, ADR	4,163,850
3,000	NTT DoCoMo Inc.	4,792,514
72,000	Price Communications Corp., Escrow† (a)	0
13,001	Tim Participacoes SA, ADR	319,825
182,700	United States Cellular Corp.†	7,138,089
28,000	Vimpel-Communications, ADR†	523,600
47	Vivo Participacoes SA	1,126
22,509	Vivo Participacoes SA, ADR	568,352
1,043	Vivo Participacoes SA, Preference	26,175
4,375	Vodafone Group plc, ADR	98,438

		17,631,969

	TOTAL COMMON STOCKS	2,042,580,888

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	4,050

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0

2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	21

		21

	Energy and Utilities — 0.0%
11,313	Mirant Corp., Ser. A, expire 01/03/11†	16,743

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14†	320,000

	TOTAL WARRANTS	340,814

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Automotive: Parts and Accessories — 0.1%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11 (a)	1,155,000

	U.S. GOVERNMENT OBLIGATIONS — 0.3%
6,085,000	U.S. Treasury Bills, 0.065% to 0.110%††, 12/10/09 to 12/31/09	6,083,700

	TOTAL INVESTMENTS — 100.0% (Cost $1,278,062,555)	$2,050,160,402

	Aggregate book cost	$1,278,062,555

	Gross unrealized appreciation	$886,086,335
	Gross unrealized depreciation	(113,988,488)

	Net unrealized appreciation/depreciation	$772,097,847

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $1,425,198 or 0.07% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of the Rule 144A security amounted to $15,736,261 or 0.77% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$18,689,025	—	$0	$18,689,025
Energy and Utilities	165,876,010	—	0	165,876,010
Entertainment	118,705,312	—	270,177	118,975,489
Equipment and Supplies	141,980,563	—	0	141,980,563
Wireless Communications	17,631,969	—	0	17,631,969
Other Industries(a)	1,579,427,832	—	—	1,579,427,832

Total Common Stocks	2,042,310,711	—	270,177	2,042,580,888

Warrants
Broadcasting	—	—	21	21
Other Industries(a)	340,793	—	—	340,793

Total Warrants	340,793	—	21	340,814

Convertible Corporate Bonds		$1,155,000	—	1,155,000

U.S. Government Obligations	—	6,083,700	—	6,083,700

TOTAL INVESTMENTS IN SECURITIES	$2,042,651,504	$7,238,700	$270,198	$2,050,160,402

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$—	$—	$—	$(843)	$—	$843	$0	$(843)
Energy and Utilities	33,000	—	—	—	—	(33,000)	0	—
Entertainment	269,777	—	—	400	—	—	270,177	400
Equipment and Supplies	0	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	302,777	—	—	(443)	—	(32,157)	270,177	(443)

Warrants
Broadcasting	21	—	—	(21)	—	21	21	(21)

TOTAL INVESTMENTS IN SECURITIES	$302,798	$—	$—	$(464)	$—	$(32,136)	$270,198	$(464)

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency markets risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
At September 30, 2009, there were no open contract for difference swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Trustees
Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

James P. Conn	Anthonie C. van Ekris
Former Chief Investment Officer	Chairman
Financial Security Assurance	BALMAC International, Inc.
Holdings Ltd.

Salvatore J. Zizza
John D. Gabelli	Chairman
Senior Vice President	Zizza & Co., Ltd.
Gabelli & Company, Inc.

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q309SR
The
Gabelli
Asset
Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/25/09

* Print the name and title of each signing officer under his or her signature.